Borrowings (Details) - Schedule of finance lease obligations - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Current	S/ 5,118	S/ 13,635
Non-current	S/ 4,718	38,756
Viva Negocio Inmobiliario S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Date of maturity	2024 days
Current	S/ 2,754	4,617
Non-current	S/ 3,924	4,357
Viva Negocio Inmobiliario S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	7.79%
Viva Negocio Inmobiliario S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	9.04%
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Date of maturity	2023 days
Current	S/ 2,318	2,021
Non-current	S/ 794	2,823
Cumbra Peru S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	4.80%
Cumbra Peru S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	7.67%
Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	6.28%
Date of maturity	2022 days
Current	S/ 46	149
Non-current		19
Adexus S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Date of maturity	2027 days
Current		6,848
Non-current		S/ 31,557
Adexus S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	0.23%
Adexus S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	0.51%